RECENT ACCOUNTING PRONOUNCEMENTS	9 Months Ended
Sep. 30, 2023
Recent accounting pronouncements

3. RECENT ACCOUNTING PRONOUNCEMENTS

New and amended IFRS that are effective for the current year:

In the current year, the Company has applied the below amendments to IFRS Standards and Interpretations issued by the IASB that were effective for annual periods that begin on or after January 1, 2023. These standards did not have a material impact on the Company’s disclosures or on the amounts in the current reporting periods.

Amendments to IAS 1 – Presentation of Financial Statements and IFRS Practice Statement 2 Making Material Judgments – Disclosure of Accounting Policies

The amendments change the requirements in IAS 1 with regards to disclosure of accounting policies. The amendments replace all instances of the term “significant accounting policies” with “material accounting policy information.” Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonable by expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events, or conditions, is immaterial and not required to be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events, or conditions, even of the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events, or conditions, is itself material. The IASB has also developed guidance and examples to explain and demonstrate the application of the “four-step materiality process” described in IFRS Practice Statement 2.

The amendments were applied effective January 1, 2023, and did not have a material impact on the Company’s interim consolidated financial statements.

Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors – Definition of Accounting Estimates

The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty.”

The definition of a change in accounting estimates was deleted; however, the IASB retained the concept of changes in accounting estimates in the Standard with the following clarifications:

•	A change in accounting estimate that results from new information or new developments is not a correct of an error

•	The effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors

The amendments were applied effective January 1, 2023, and did not have a material impact on the Company’s interim consolidated financial statements.

Amendments to IAS 12 – Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction

The amendments clarify that companies are required to recognize deferred taxes on transactions where both assets and liabilities are recognized, such as with leases and decommissioning liabilities. The amendments were applied effective January 1, 2023, and did not have a material impact on the Company’s interim consolidated financial statements.

Future Changes in Accounting Policies Not Yet Effective as at September 30, 2023:

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted. These standards are not expected to have a material impact on the Company in the current or future reporting periods.

Amendments to IAS 1 – Classification of Liabilities as Current or Non-Current with Covenants

The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current.

In addition, the amendment requires entities to disclose information to enable users of the financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months. The amendments are applied on or after the first annual reporting period beginning on or after January 1, 2024, with early application permitted. The amendment is not expected to have a material impact on the Company’s consolidated financial statements.

Amendments to IFRS 16 – Lease Liability in a Sale and Leaseback

The amendments require a seller/lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The new requirements do not prevent a seller/lessee from recognizing in profit or loss any gain or loss relating to the partial or full termination of a lease. A seller-lessee applies the amendments retrospectively in accordance with IAS 8 Accounting Policies, Change in Accounting Estimates and Errors to sale or leaseback transactions entered into after the date of initial application.

The amendments are applied on or after the first annual reporting period beginning on or after January 1, 2024, with early application permitted. The amendment is not expected to have a material impact on the Company’s consolidated financial statements.